EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
Schedule of earnings (loss) per share calculated using the weighted average number of common shares outstanding

(a)BASIC

	Year ended December 31
	2023	2022
Income (loss) for the year	$(27,010)	$45,770
Weighted average number of common shares (thousands)	311,482	272,202
Basic earnings (loss) per share	$(0.09)	$0.17

(b)DILUTED

	Year ended December 31
	2023	2022
Income (loss) for the year	$(27,010)	$45,770

Weighted average number of common shares (thousands)	311,482	272,202
Dilutive potential ordinary shares
Warrants	—	14,526
Options	—	4,544
RSUs	—	392
DSUs	—	652
Bonus shares	—	500
Weighted average number of ordinary shares	311,482	292,816

Diluted earnings (loss) per share	$(0.09)	$0.16